Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 20, 2021	Dec. 18, 2020	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			$ 838.9	$ 692.9	$ 544.2
Accumulated Amortization			(32.0)	(366.6)	(295.9)
Net Book Value			806.9	326.3	248.3
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			341.0	420.4	358.5
Accumulated Amortization			(15.3)	(205.6)	(170.5)
Net Book Value			325.8	214.8	188.0
Distributor relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			61.0
Accumulated Amortization			(1.5)
Net Book Value			59.5
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			251.2	184.5	130.0
Accumulated Amortization			(5.9)	(104.7)	(81.0)
Net Book Value			245.3	79.8	49.0
Trade names
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	10 years	7 years
Gross Carrying Amount			100.0	47.4	32.9
Accumulated Amortization			(2.1)	(29.5)	(22.4)
Net Book Value			97.9	17.9	10.5
Backlog and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			85.7	40.6	22.8
Accumulated Amortization			(7.2)	(26.8)	(22.0)
Net Book Value			$ 78.4	$ 13.8	$ 0.8
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	6 years	10 years	6 years	6 years	6 years
Minimum | Distributor relationships
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	7 years		7 years
Minimum | Developed technology
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	5 years	7 years	5 years	3 years	3 years
Minimum | Trade names
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years			3 years	5 years	5 years
Minimum | Backlog and other
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	1 year		1 year	1 year	1 year
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	13 years	11 years	13 years	17 years	15 years
Maximum | Distributor relationships
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	13 years		13 years
Maximum | Developed technology
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	16 years	10 years	16 years	16 years	16 years
Maximum | Trade names
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years			10 years	9 years	9 years
Maximum | Backlog and other
Finite-Lived Intangible Assets [Line Items]
Original Average Life in Years	4 years		4 years	9 years	9 years